Note 7 - Goodwill and Intangible Assets - Estimated Aggregate Future Amortization Expense for Core Deposit Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2023	$ 296
2024	281
Total	2,056	$ 2,397
Core Deposits [Member]
2020	332
2021	321
2022	309
Thereafter	$ 517